NON-CONTROLLING INTERESTS - Summary information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenue	$ 3,967	$ 3,778	$ 3,367
Net income	308	1,850	930
Total comprehensive income (loss)	1,162	3,376	3,115
Property, plant and equipment, at fair value	44,038	37,828
Total assets	49,421	43,288
Total liabilities	(32,292)	(26,464)
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net income	481	336	(23)
Net income attributable to non-controlling interests	481	336	(23)
Carrying value of non-controlling interests	11,070	10,680
Total
Disclosure of subsidiaries [line items]
Revenue	3,293	3,236	2,807
Net income	705	451	(21)
Total comprehensive income (loss)	1,696	1,670	1,123
Net income attributable to non-controlling interests	481	336	(23)
Property, plant and equipment, at fair value	35,999	29,485
Total assets	38,757	32,750
Total borrowings	(13,584)	(11,571)
Total liabilities	(22,418)	(16,955)
Carrying value of non-controlling interests	(11,070)	10,680
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenue	56	120	137
Net income	34	25	7
Total comprehensive income (loss)	(19)	(106)	(161)
Net income attributable to non-controlling interests	27	19	5
Property, plant and equipment, at fair value	106	131
Total assets	112	852
Total borrowings	(12)	(14)
Total liabilities	(18)	(240)
Carrying value of non-controlling interests	$ (75)	477
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenue	$ 339	324	269
Net income	118	(71)	(60)
Total comprehensive income (loss)	(69)	726	716
Net income attributable to non-controlling interests	64	(34)	(32)
Property, plant and equipment, at fair value	5,878	6,224
Total assets	6,054	6,367
Total borrowings	(1,320)	(1,332)
Total liabilities	(1,590)	(1,601)
Carrying value of non-controlling interests	$ (2,462)	2,615
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenue	$ 65	80	58
Net income	18	(4)	(3)
Total comprehensive income (loss)	36	71	332
Net income attributable to non-controlling interests	13	(3)	(2)
Property, plant and equipment, at fair value	2,081	2,107
Total assets	2,100	2,126
Total borrowings	(472)	(347)
Total liabilities	(480)	(382)
Carrying value of non-controlling interests	$ (1,157)	1,245
Brookfield Infrastructure Fund III | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenue	$ 128	112	25
Net income	(4)	2	(4)
Total comprehensive income (loss)	269	220	178
Net income attributable to non-controlling interests	(3)	1	(3)
Property, plant and equipment, at fair value	2,286	1,529
Total assets	2,508	1,722
Total borrowings	(989)	(675)
Total liabilities	(1,168)	(780)
Carrying value of non-controlling interests	$ (1,007)	707
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Revenue	$ 45	0	0
Net income	411	0	0
Total comprehensive income (loss)	411	0	0
Net income attributable to non-controlling interests	291	0	0
Property, plant and equipment, at fair value	2,357	0
Total assets	2,538	0
Total borrowings	(462)	0
Total liabilities	(1,611)	0
Carrying value of non-controlling interests	$ (917)	0
Brookfield Infrastructure Fund V | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties	77.40%
Revenue	$ 1,285	1,135	929
Net income	186	340	214
Total comprehensive income (loss)	1,331	467	11
Net income attributable to non-controlling interests	144	257	162
Property, plant and equipment, at fair value	10,585	8,264
Total assets	11,601	9,178
Total borrowings	(3,000)	(2,356)
Total liabilities	(6,498)	(5,112)
Carrying value of non-controlling interests	$ (3,948)	3,146
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	77.00%
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
Isagen | Brookfield Global Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	1.50%
Isagen | Isagen Institutional Partners
Disclosure of subsidiaries [line items]
Interests held by third parties	52.60%
Isagen | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%
The Catalyst Group
Disclosure of subsidiaries [line items]
Revenue	$ 102	131	136
Net income	27	44	62
Total comprehensive income (loss)	40	(32)	173
Net income attributable to non-controlling interests	7	11	16
Property, plant and equipment, at fair value	1,024	1,031
Total assets	1,036	1,053
Total borrowings	(439)	(476)
Total liabilities	(447)	(491)
Carrying value of non-controlling interests	$ (122)	115
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties	60.70%
Revenue	$ 1,213	1,324	1,239
Net income	(27)	94	(245)
Total comprehensive income (loss)	(93)	301	(243)
Net income attributable to non-controlling interests	(34)	63	(175)
Property, plant and equipment, at fair value	9,718	10,012
Total assets	10,528	11,192
Total borrowings	(6,056)	(6,371)
Total liabilities	(9,106)	(8,275)
Carrying value of non-controlling interests	$ (1,036)	2,283
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	61.00%
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	34.90%
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	6.80%
Other
Disclosure of subsidiaries [line items]
Revenue	$ 60	10	14
Net income	(58)	21	8
Total comprehensive income (loss)	(210)	23	117
Net income attributable to non-controlling interests	(28)	22	$ 6
Property, plant and equipment, at fair value	1,964	187
Total assets	2,280	260
Total borrowings	(834)	0
Total liabilities	(1,500)	(74)
Carrying value of non-controlling interests	$ (346)	$ 92
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%